SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2024
Supplemental Information With Respect To Cash Flows
SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS

25.	SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS

	2024	2023	2022
Change in non-cash working capital:
Trade and other receivables	$(229,849)	$345,845	$(116,604)
Prepaids	(90,129)	143,831	(19,238)
Inventory	(628,689)	1,164,117	(3,028,071)
Advances to suppliers	1,014,555	(892,375)	314,315
Accounts payable and accrued liabilities	2,046,829	123,349	814,229
	$2,112,717	$884,767	$(2,035,069)

During the year ended December 31, 2024, the Company paid $2,876,084 (December 31, 2023 - $699,878, December 31, 2022 - $95,735) in interest and $NIL (December 31, 2023 and 2022 - $Nil) in income taxes.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

25.	SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS (cont’d)

During the year ended December 31, 2024, the Company incurred the following non-cash investing or financing activities:

Recognized $288,753 in right of use assets and $288,753 in lease liabilities.

During the year ended December 31, 2023, the Company incurred the following non-cash investing or financing activities:

(a)	Recognized $42,000 in right of use assets and $42,000 in lease liabilities.

During the year ended December 31, 2022, the Company incurred the following non-cash investing or financing activities:

(a)	Recognized $174,352 in right of use assets and $174,351 in lease liabilities.

(b)	Issued $232,300 in share capital in settlement of debt.

(c)	Issued $4,138,000 in share capital to settle $3,200,000 of convertible debentures.